Supplemental Cash Flow Disclosures - Non-Cash Transactions (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash paid for interest	$ 342,000	$ 424,000	$ 371,000